Other notes to the unaudited Condensed Consolidated Interim Financial Statements (Tables)	6 Months Ended
Jun. 30, 2024
Other notes to the unaudited Condensed Consolidated Interim Financial Statements [Abstract]
Interest and other income
Interest and other income

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
(305)	907	813	Interest and other income/(expenses)	602	1,294
			Of which:
616	588	599	Interest income	1,204	1,100
30	23	29	Dividend income (from investments in equity securities)	53	29
143	10	65	Net gains/(losses) on sales and revaluation of non-current assets and businesses	154	110
(1,169)	66	7	Net foreign exchange gains/(losses) on financing activities	(1,103)	(229)
74	219	113	Other	293	284

Depreciation, depletion and amortisation

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
7,555	5,881	7,872	Depreciation, depletion and amortisation	13,436	14,157
			Of which:
5,642	5,654	5,708	Depreciation	11,296	11,404
1,984	382	2,490	Impairments	2,365	3,079
(71)	(154)	(326)	Impairment reversals	(225)	(326)

Taxation charge/ credit
Taxation charge/credit

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
3,754	3,604	2,195	Taxation charge/(credit)	7,358	7,776
			Of which:
3,666	3,525	2,195	Income tax excluding Pillar Two income tax	7,192	7,776
88	79	—	Income tax related to Pillar Two income tax	167	—

Currency translation differences
Currency translation differences

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
698	(1,995)	(267)	Currency translation differences	(1,296)	286
			Of which:
(406)	(1,983)	(263)	Recognised in Other comprehensive income	(2,388)	288
1,104	(12)	(4)	(Gain)/loss reclassified to profit or loss	1,092	(2)

Retirement benefits	Retirement benefits

$ million
	June 30, 2024	December 31, 2023
Non-current assets
Retirement benefits	9,454	9,151
Non-current liabilities
Retirement benefits	6,701	7,549
Surplus/(deficit)	2,753	1,602

Assets classified as held for sale	Assets classified as held for sale

$ million
	June 30, 2024	December 31, 2023
Assets classified as held for sale	1,692	951
Liabilities directly associated with assets classified as held for sale	857	307

Cash flows from operating activities - Other	Cash flow from operating activities - Other

Quarters			$ million	Half year
Q2 2024	Q1 2024	Q2 2023		2024	2023
2,027	509	954	Other	2,536	624